Related Party Transactions - Disclosure of Information About Key Management Personnel (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Key management personnel compensation, short-term employee benefits	[1]	$ 6,034	$ 7,317
Key management personnel compensation, share-based payment	[2]	24,747	33,319
Key management personnel compensation, consulting fees	[3]	130	130
Remuneration attributed to key management personnel		$ 30,911	$ 40,766

[1]	Short-term compensation to key management personnel for the year ended December 31, 2024 amounted to $6,034 (2023 - $7,317) of which $6,034 (2023 - $7,100) was expensed and included in salaries, benefits, and directors’ fees on the statement of net income (loss) and comprehensive income (loss). The remaining $nil (2023 - $217) was capitalized to exploration and evaluation assets.
[2]	Share-based payments to key management personnel for the year ended December 31, 2024 amounted to $24,747 (2023 - $33,319) of which $24,747 (2023 - $32,793) was expensed and $nil (2023 - $526) was capitalized to exploration and evaluation assets.
[3]	The Company used consulting services from a company associated with one of its directors in relation to advice on corporate matters for the year ended December 31, 2024 amounting to $130 (2023 - $130).